Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Therapeutic Solutions International, Inc.
Entity Central Index Key	0001419051
Entity Tax Identification Number	45-1226465
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 Wild Rose Lane
Entity Address, City or Town	Elk City
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83525
City Area Code	760
Local Phone Number	295-7208
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5348 Vegas Dr.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89108
City Area Code	702)
Local Phone Number	871-8678
Contact Personnel Name	EastBiz.com, Inc.